UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                             FORM 13F COVER PAGE

            REPORT FOR THE CALENDAR QUARTER ENDED JUNE 30, 2009

                          Check here if Amendment [ ]
                        This Amendment (check only one)
                             [ ] is a restatement
                         [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:	              Athena Capital Management Inc.
Address:              50 Monument Rd., Suite 201, Bala Cynwyd, PA 19004
Form 13F File Number: 28-12902

===============================================================================

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:  Danielle D. Giovannone
Title: Attorney-In-Fact for David P. Cohen, President
       of Athena Capital Management Inc.
Phone: (914) 220-1930 for Danielle D. Giovannone or (484)434-2258 for David P. Cohen


Signature, Place, and Date of Signing:

Athena Capital Management Inc.
  By: Mr. David P. Cohen, President
      By: /s/ Danielle D. Giovannone
	  Danielle D. Giovannone
	  White Plains, New York
	  August 13, 2009

Report Type (Check only one):

[X]	13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 	13F NOTICE. (Check here if no holdings reported are in this report,
	and all holdings are reported by other reporting manager(s).)
[ ]	13F COMBINATION REPORT. (Check here if a portion of the holdings for
	this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



                           FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Managers: 1
Form 13F Information Table Entry Total: 147
Form 13F Information Table Value Total: 70,329,000

List of Other Included Managers:

No.	Name					Form 13F File Number

------------------------------------------------------------------------------------------------------------------------------------

                       FORM 13F INFORMATION TABLE
COLUMN:   1                 2          3          4                   5              6               7                 8
----------------------  ---------  ----------  --------  ---------  ----  ----  -------------   ----------  -----------------------
                         TITLE OF               VALUE    SHARES OR  S H/   PUT/  INVSTMT         OTHER          VOTING AUTHORITY
    NAME OF ISSUER       CLASS       CUSIP     (x1000)   PRN AMT    PRN   CALL   DSCRTN          MANAGERS     SOLE    SHARED   NONE
                                                                                                             <F1>
----------------------  ---------  ----------  --------  ---------  ----  ----  --------------  ----------  -------  -------  -----
ADVANCED TECH ACQ       COM        007556103   430       53000      SH          SHARED-OTHER    N/A                  53000
ADVANCED TECH ACQ       COM        007556103   737       90800      SH          SOLE            N/A         90800
ADVANCED TECH ACQ       UNIT 06/   007556202   450       56200      SH          SHARED-OTHER    N/A                  56200
                        11/2011
ADVANCED TECH ACQ       *W EXP     007556111   0         23400      SH          SHARED-OTHER    N/A                  23400
                        06/18/201
ADVANCED TECH ACQ       *W EXP     007556111   0         79400      SH          SOLE            N/A         79400
                        06/18/201
AEHR TEST SYSTEMS       COM        00760J108   15        18100      SH          SHARED-OTHER    N/A                  18100
AEHR TEST SYSTEMS       COM        00706J108   35        40602      SH          SOLE            N/A         40602
AEROSONIC CORP DEL      COM PAR    008015307   657       130000     SH          SHARED-OTHER    N/A                  130000
                        $0.40
AEROSONIC CORP DEL      COM PAR    008015307   863       170948     SH          SOLE            N/A         170948
                        $0.40
AH BELO CORP            COM CL A   001282102   197       201162     SH          SHARED-OTHER    N/A                  201162
AH BELO CORP            COM CL A   001282102   215       219500     SH          SOLE            N/A         219500
ALLIANCE FIBER OPTIC    COM        018680108   147       206800     SH          SHARED-OTHER    N/A                  206800
ALLIANCE FIBER OPTIC    COM        018680108   19        26500      SH          SOLE            N/A         26500
AMERISERV FINANC INC    COM        03074A102   76        41000      SH          SHARED-OTHER    N/A                  41000
AMERISERV FINANC INC    COM        03074A102   21        11200      SH          SOLE            N/A         11200
AMPCO PITTSBURGH CORP   COM        032037103   879       37500      SH          SHARED-OTHER    N/A                  37500
AMPCO PITTSBURGH CORP   COM        032037103   551       23500      SH          SOLE            N/A         23500
APCO ARGENTINA INC      ORD        037489101   465       24190      SH          SHARED-OTHER    N/A                  24190
APCO ARGENTINA INC      ORD        037489101   657       34185      SH          SOLE            N/A         34185
ARISTOTLE CORP          COM NEW    040448201   37        7200       SH          SHARED-OTHER    N/A                  7200
ARISTOTLE CORP          COM NEW    040448201   18        3600       SH          SOLE            N/A         3600
ASML HOLDINGS           NY REG SHS N07059186   534       24675      SH          SHARED-OTHER    N/A                  24675
ASTRONICS CORP          COM        046433108   858       82570      SH          SHARED-OTHER    N/A                  82570
ASTRONICS CORP          COM        046433108   905       87145      SH          SOLE            N/A         87145
ATRION CORP             COM        049904105   268       2000       SH          SHARED-OTHER    N/A                  2000
ATRION CORP             COM        049904105   992       7400       SH          SOLE            N/A         7400
BCSB BANKCORP INC       COM        055367106   59        7341       SH          SHARED-OTHER    N/A                  7341
BCSB BANKCORP INC       COM        055367106   71        8765       SH          SOLE            N/A         8765
BELO CORP               COM SER A  080555105   388       217000     SH          SHARED-OTHER    N/A                  217000
BELO CORP               COM SER A  080555105   492       275000     SH          SOLE            N/A         275000
BENEFICIAL MUTUAL       COM        08173R104   239       24916      SH          SOLE            N/A         24916
BANCORP
BREEZE EASTERN CORP     COM        106764103   82        13000      SH          SHARED-OTHER    N/A                  13000
CAMDEN NATIONAL CORP    COM        133034108   2773      81480      SH          SHARED-OTHER    N/A                  81480
CAMDEN NATIONAL CORP    COM        133034108   1275      37456      SH          SOLE            N/A         37456
CAPITAL SENIOR LIVING   COM        140475104   154       33894      SH          SHARED-OTHER    N/A                  33894
CAPITAL SENIOR LIVING   COM        140475104   212       46498      SH          SOLE            N/A         46498
CENTURY BANCORP INC     CL A       156432106   488       26450      SH          SHARED-OTHER    N/A                  26450
                        NON VTG
CENTURY BANCORP INC     CL A       156432106   178       9663       SH          SOLE            N/A         9663
                        NON VTG
CFS BANCORP INC         COM        12525D102   76        17900      SH          SHARED-OTHER    N/A                  17900
CFS BANCORP INC         COM        12525D102   23        5500       SH          SOLE            N/A         5500
CHASE CORP              COM        16150R104   3109      261300     SH          SHARED-OTHER    N/A                  261300
CHASE CORP              COM        16150R104   1775      149130     SH          SOLE            N/A         149130
CIMATRON LTD            ORD        M23798107   25        26700      SH          SHARED-OTHER    N/A                  26700
CIMATRON LTD            ORD        M23798107   73        77315      SH          SOLE            N/A         77315
CMS BANCORP INC         COM        12600U102   42        6000       SH          SHARED-OTHER    N/A                  6000
CMS BANCORP INC         COM        12600U102   55        7870       SH          SOLE            N/A         7870
CMNTY BANK SYSTM INC    COM        203607106   289       19838      SH          SHARED-OTHER    N/A                  19838
DANVERS BANKCORP        COM        236442109   269       20000      SH          SOLE            N/A         20000
DAWSON GEOPHYSICAL CO   COM        239359102   1062      35571      SH          SHARED-OTHER    N/A                  35571
DAWSON GEOPHYSICAL CO   COM        239359102   812       27187      SH          SOLE            N/A         27187
DELUXE CORP             COM        248019101   485       37900      SH          SHARED-OTHER    N/A                  37900
DELUXE CORP             COM        248019101   88        6900       SH          SOLE            N/A         6900
DONEGAL GROUP INC       CL B       257701300   167       11940      SH          SHARED-OTHER    N/A                  11940
DONEGAL GROUP INC       CL B       257701300   147       10487      SH          SOLE            N/A         10487
DONEGAL GROUP INC       CL A       257701201   363       23882      SH          SHARED-OTHER    N/A                  23882
DONEGAL GROUP INC       CL A       257701201   19        1261       SH          SOLE            N/A         1261
DORMAN PRODUCTS INC     COM        258278100   2644      191200     SH          SHARED-OTHER    N/A                  191200
DORMAN PRODUCTS INC     COM        258278100   857       62000      SH          SOLE            N/A         62000
EASTERN CORPORATION     COM        276317104   1132      68600      SH          SHARED-OTHER    N/A                  68600
EASTERN CORPORATION     COM        276317104   914       55375      SH          SOLE            N/A         55375
ECOLOGY & ENVRNMT INC   CL A       278878103   461       32391      SH          SHARED-OTHER    N/A                  32391
ECOLOGY & ENVRNMT INC   CL A       278878103   547       38456      SH          SOLE            N/A         38456
EDAC TECHNOLOGIES CORP  COM        279285100   206       54196      SH          SHARED-OTHER    N/A                  54196
EDAC TECHNOLOGIES CORP  COM        279285100   536       141011     SH          SOLE            N/A         141011
ESCALADE INC            COM        296056104   169       198606     SH          SHARED-OTHER    N/A                  198606
ESCALADE INC            COM        296056104   80        94465      SH          SOLE            N/A         94465
EW SCRIPPS CO OHIO      EX         811054113   263       125833     SH          SHARED-OTHER    N/A                  125833
                        DISTRIB
EW SCRIPPS CO OHIO      EX         811054113   324       155031     SH          SOLE            N/A         155031
                        DISTRIB
FOSTER LB CO CL A       COM        350060109   2687      89343      SH          SHARED-OTHER    N/A                  89343
FOSTER LB CO CL A       COM        350060109   577       19189      SH          SOLE            N/A         19189
FOX CHASE BANCORP INC   COM        35137P106   96        10000      SH          SOLE            N/A         10000
GETTY REALTY CORP NEW   COM        374297109   321       17034      SH          SHARED-OTHER    N/A                  17034
GETTY REALTY CORP NEW   COM        374297109   58        3098       SH          SOLE            N/A         3098
GIGA TRONICS INC        COM        375175106   16        13295      SH          SOLE            N/A         13295
GLOBECOMM SYSTEMS INC   COM        37956X103   1621      225500     SH          SHARED-OTHER    N/A                  225500
GLOBECOMM SYSTEMS INC   COM        37956X103   1259      175098     SH          SOLE            N/A         175098
GREAT LAKES DREDGE      COM        390607109   684       143100     SH          SHARED-OTHER    N/A                  143100
& DOCK CO
GREAT LAKES DREDGE      COM        390607109   438       91675      SH          SOLE            N/A         91675
& DOCK CO
GTSI CORP               COM        36238K103   1050      195490     SH          SHARED-OTHER    N/A                  195490
GTSI CORP               COM        36238K103   441       82072      SH          SOLE            N/A         82072
IDEATION ACQ CORP       COM        451665103   739       95900      SH          SHARED-OTHER    N/A                  95900
IDEATION ACQ CORP       COM        451665103   659       85500      SH          SOLE            N/A         85500
IDEATION ACQ CORP       *W EXP     455166111   26        51000      SH          SHARED-OTHER    N/A                  51000
                        11/19/201
INTER ATLANTIC FINL INC COM        45810H100   63        8100       SH          SHARED-OTHER    N/A                  8100
INTER ATLANTIC FINL INC COM        45810H100   72        9200       SH          SOLE            N/A         9200
INVESTORS BANCORP INC   COM        46146P102   110       12000      SH          SOLE            N/A         12000
JOURNAL COMMUNIC INC    CL A       481130102   175       166340     SH          SHARED-OTHER    N/A                  166340
JOURNAL COMMUNIC INC    CL A       481130102   226       215000     SH          SOLE            N/A         215000
K-TRON INT'L INC        COM        482730108   676       8454       SH          SHARED-OTHER    N/A                  8454
K-TRON INT'L INC        COM        482730108   240       3000       SH          SOLE            N/A         3000
KAPSTONE PAPER          COM        48562P103   1213      258614     SH          SHARED-OTHER    N/A                  258614
& PACKAGING CORP
KAPSTONE PAPER          COM        48562P103   1475      314427     SH          SOLE            N/A         314427
& PACKAGING CORP
KAPSTONE PAPER          *W EXP 08  48562P111   9         66000      SH          SHARED-OTHER    N/A                  66000
& PACKAGING CORP        /15/2000
KAPSTONE PAPER          *W EXP 08  48562P111   22        154000     SH          SOLE            N/A         154000
& PACKAGING CORP        /15/2000
KIMCO RELATY CORP       COM        49446R109   226       22500      SH          SHARED-OTHER    N/A                  22500
KOSS CORP               COM        500692108   130       10000      SH          SHARED-OTHER    N/A                  10000
MER TELEMANAGEMENT      ORD        M69676100   75        83701      SH          SHARED-OTHER    N/A                  83701
SOLUTIONS
MER TELEMANAGEMENT      ORD        M69676100   32        36000      SH          SOLE            N/A         36000
SOLUTIONS
MERCER INSUR GRP INC    COM        587902107   204       12843      SH          SHARED-OTHER    N/A                  12843
MERCER INSUR GRP INC    COM        587902107   440       27655      SH          SOLE            N/A         27655
MOD-PAC CORP            COM        607495108   74        26978      SH          SHARED-OTHER    N/A                  26978
MOD-PAC CORP            COM        607495108   30        10787      SH          SOLE            N/A         10787
MONTEREY GRMET FDS INC  COM        612570101   60        35000      SH          SHARED-OTHER    N/A                  35000
MONTEREY GRMET FDS INC  COM        612570101   185       108426     SH          SOLE            N/A         108426
MUTUALFIRST FINL CORP   COM        62845B104   253       28260      SH          SHARED-OTHER    N/A                  28260
MUTUALFIRST FINL CORP   COM        62845B104   51        5666       SH          SOLE            N/A         5666
NAVIOS MARITIME         COM        Y62196103   6         1364       SH          SHARED-OTHER    N/A                  1364
NAVIOS MARITIME         COM        Y62196103   144       34000      SH          SOLE            N/A         34000
NORTHWEST BANCORP       COM        667328108   377       20000      SH          SHARED-OTHER    N/A                  20000
NORTHWEST BANCORP       COM        667328108   198       10500      SH          SOLE            N/A         10500
OVERTURE ACQ CORP       UNIT 99/   G6830P209   171       17400      SH          SOLE            N/A         17400
                        99/9999
OVERTURE ACQ CORP       SHS        G6830P100   107       11000      SH          SHARED-OTHER    N/A                  11000
OVERTURE ACQ CORP       *W EXP     G6830P118   0         13600      SH          SHARED-OTHER    N/A                  13600
                        01/30/201
PATHFINDER BANKCORP INC COM        70320A103   185       30815      SH          SHARED-OTHER    N/A                  30815
PATHFINDER BANKCORP INC COM        70320A103   318       53058      SH          SOLE            N/A         53058
PMFG INC                COM        69345P103   2993      334464     SH          SHARED-OTHER    N/A                  334464
PMFG INC                COM        69345P103   2781      310770     SH          SOLE            N/A         310770
PROASSURANCE CORP       COM        74267C106   493       10679      SH          SHARED-OTHER    N/A                  10679
PROASSURANCE CORP       COM        74267C106   162       3500       SH          SOLE            N/A         3500
PROLIANCE INTL INC      COM        74340R104   48        343100     SH          SHARED-OTHER    N/A                  343100
PROLIANCE INTL INC      COM        74340R104   46        329404     SH          SOLE            N/A         329404
PROSHARES TR            PSHS       74347R834   595       14000      SH          SHARED-OTHER    N/A                  14000
                        ULSHRUS2000
PROV & WOR RAILRD CO    COM        743737108   287       25500      SH          SHARED-OTHER    N/A                  25500
PROV & WOR RAILRD CO    COM        743737108   17        1500       SH          SOLE            N/A         1500
STERLING FINL CORP WASH COM        859319105   50        17151      SH          SHARED-OTHER    N/A                  17151
SUPERIOR UNIF GRP INC   COM        868358102   105       14500      SH          SHARED-OTHER    N/A                  14500
SUPERIOR UNIF GRP INC   COM        868358102   7         1000       SH          SOLE            N/A         1000
20/20 CHINA CAP         COM        90212G109   420       54000      SH          SHARED-OTHER    N/A                  54000
ACQUIRCO INC
20/20 CHINA CAP         COM        90212G109   358       46000      SH          SOLE            N/A         46000
ACQUIRCO INC
20/20 CHINACAP          *W EXP     90212G117   8         54000      SH          SHARED-OTHER    N/A                  45500
ACQUIRCO INC            11/08/201
20/20 CHINACAP          *W EXP     90212G117   7         46000      SH          SOLE            N/A         46000
ACQUIRCO INC            11/08/201
TECHE HOLDING CO        COM        878330109   457       13600      SH          SHARED-OTHER    N/A                  13600
TECHE HOLDING CO        COM        878330109   281       8500       SH          SOLE            N/A         8500
TF FINANCIAL CORP       COM        872391107   613       34600      SH          SHARED-OTHER    N/A                  34600
TF FINANCIAL CORP       COM        872391107   174       9821       SH          SOLE            N/A         9821
TRANSWITCH CORP         COM        894065101   67        134905     SH          SHARED-OTHER    N/A                  134905
TRANSWITCH CORP         COM        894065101   50        100000     SH          SOLE            N/A         100000
UNITED BANCSHARES INC   COM        909907107   359       18432      SH          SHARED-OTHER    N/A                  18432
WEST V
UNITED ONLINE INC       COM        911268100   141       21700      SH          SHARED-OTHER    N/A                  21700
UNITED ONLINE INC       COM        911268100   184       28300      SH          SOLE            N/A         28300
UNIVERSAL STAINLESS     COM        913837100   483       29700      SH          SHARED-OTHER    N/A                  29700
& ALLOY
US LIME & MINERAL       COM        911922102   2800      66011      SH          SHARED-OTHER    N/A                  66011
US LIME & MINERAL       COM        911922102   1743      41078      SH          SOLE            N/A         41078
VIRCO MANUFACTURING CO  COM        927651109   1333      380856     SH          SHARED-OTHER    N/A                  380856
VIRCO MANUFACTURING CO  COM        927651109   1528      436655     SH          SOLE            N/A         436655
YADKIN VLLY FNCL CORP   COM        984314104   35        5064       SH          SHARED-OTHER    N/A                  5064
YADKIN VLLY FNCL CORP   COM        984314104   36        5160       SH          SOLE            N/A         5160

<F1>
Shares reported as "Sole" under Column 6 "Investment Discretion" and Column 8 "Voting Authority"
are held by Minerva Group, LP, an affiliate of Athena Capital Management Inc.

==============================================================================

                               POWER OF ATTORNEY


The undersigned does hereby constitute and appoint Stephen J. Nelson, Mary Anne Mayo, Beth N. Lowson, Danielle D'Angelo, Daniel Zinn and Steven McNamara, each of The Nelson Law Firm, LLC, One North Broadway, Suite 712, White Plains, NY 10601, signing singly, with full power of substitution, as the true and lawful attorney of the undersigned, and authorizes and designates each of them to sign on behalf of the undersigned, and to file filings and any amendments thereto made by or on behalf of the undersigned in respect of the beneficial ownership of equity securities held by the undersigned, directly, indirectly or beneficially, pursuant to Sections 13(d), 13(g) and 16 of the Securities Exchange Act of 1934, as amended (the "Exchange Act"), and the rules and regulations thereunder. The undersigned acknowledges that the foregoing attorneys-in-fact, in serving in such capacity at the request of the undersigned, are not assuming any of the undersigned's responsibilities to comply with Sections 13(d), 13(g) or 16 of the Exchange Act.

This Power of Attorney shall remain in full force and effect until withdrawn by the undersigned in a signed writing delivered to the foregoing attorneys-in-fact.

IN WITNESS WHEREOF, the undersigned has caused this Power of Attorney to be executed as of this 21st day of September 2007.

						By: /s/ David P. Cohen
						   David P. Cohen